UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-06669

Name of Fund:  BlackRock Fundamental Growth Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Fundamental Growth Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments


BlackRock Fundamental Growth Fund, Inc.

Schedule of Investments as of November 30, 2007 (Unaudited)

                                       Shares
Industry                                 Held   Common Stocks                                                            Value
Aerospace & Defense - 5.2%            741,700   Boeing Co.                                                      $      68,636,918
                                      685,800   Lockheed Martin Corp.                                                  75,897,486
                                       99,500   Precision Castparts Corp.                                              14,660,330
                                      729,300   Spirit Aerosystems Holdings, Inc. Class A (c)                          25,489,035
                                      811,000   United Technologies Corp.                                              60,638,470
                                                                                                                -----------------
                                                                                                                      245,322,239

Beverages - 3.9%                    3,214,300   Diageo Plc                                                             72,229,233
                                    1,491,500   PepsiCo, Inc.                                                         115,113,970
                                                                                                                -----------------
                                                                                                                      187,343,203

Biotechnology - 3.5%                1,204,300   Celgene Corp. (c)(e)                                                   74,124,665
                                    1,984,600   Gilead Sciences, Inc. (c)                                              92,363,284
                                                                                                                -----------------
                                                                                                                      166,487,949

Capital Markets - 4.4%                177,600   Affiliated Managers Group, Inc. (c)(e)                                 22,066,800
                                    2,458,700   The Charles Schwab Corp.                                               59,770,997
                                      355,700   Franklin Resources, Inc.                                               43,815,126
                                    1,040,000   State Street Corp. (e)                                                 83,085,600
                                                                                                                -----------------
                                                                                                                      208,738,523

Chemicals - 5.4%                      388,700   Air Products & Chemicals, Inc.                                         38,496,848
                                    1,002,100   Monsanto Co.                                                           99,578,677
                                      392,600   The Mosaic Co. (c)                                                     27,148,290
                                      230,300   Potash Corp. of Saskatchewan, Inc.                                     27,610,667
                                      752,300   Praxair, Inc.                                                          64,231,374
                                                                                                                -----------------
                                                                                                                      257,065,856

Communications Equipment - 3.5%     5,838,500   Cisco Systems, Inc. (c)                                               163,594,770

Computers & Peripherals - 6.4%        834,600   Apple Computer, Inc. (c)                                              152,080,812
                                    3,501,200   EMC Corp. (c)                                                          67,468,124
                                    1,605,500   Hewlett-Packard Co.                                                    82,137,380
                                                                                                                -----------------
                                                                                                                      301,686,316

Construction & Engineering - 1.5%     256,100   Fluor Corp. (e)                                                        37,690,237
                                      391,000   Jacobs Engineering Group, Inc. (c)                                     32,754,070
                                                                                                                -----------------
                                                                                                                       70,444,307

Diversified Financial                 121,900   CME Group, Inc.                                                        80,283,340
Services - 2.2%                       148,600   IntercontinentalExchange, Inc. (c)(e)                                  24,810,256
                                                                                                                -----------------
                                                                                                                      105,093,596

Electrical Equipment - 2.0%         1,200,200   Emerson Electric Co. (e)                                               68,435,404
                                      340,200   General Cable Corp. (c)                                                25,304,076
                                                                                                                -----------------
                                                                                                                       93,739,480

Energy Equipment &                    557,500   Baker Hughes, Inc. (e)                                                 44,750,525
Services - 6.5%                       845,500   Grant Prideco, Inc. (c)                                                40,668,550
                                      782,200   National Oilwell Varco, Inc. (c)                                       53,306,930
                                      741,000   Schlumberger Ltd. (e)                                                  69,246,450
                                      377,784   Transocean, Inc. (e)                                                   51,865,965
                                      759,700   Weatherford International Ltd. (c)(e)                                  47,572,414
                                                                                                                -----------------
                                                                                                                      307,410,834

Food & Staples Retailing - 2.5%     2,953,400   CVS Caremark Corp. (e)                                                118,401,806

Health Care Equipment &               339,400   Alcon, Inc. (e)                                                        47,224,116
Supplies - 4.1%                     1,012,212   Hologic, Inc. (c)(e)                                                   67,200,755
                                      170,700   Intuitive Surgical, Inc. (c)(e)                                        55,934,976
                                      341,200   Zimmer Holdings, Inc. (c)                                              22,085,876
                                                                                                                -----------------
                                                                                                                      192,445,723

Health Care Providers &             1,297,300   Aetna, Inc.                                                            72,493,124
Services - 1.5%

Hotels, Restaurants &               1,289,400   McDonald's Corp. (e)                                                   75,391,218
Leisure - 1.6%

Household Products - 3.7%           2,340,800   The Procter & Gamble Co.                                              173,219,200

IT Services - 1.5%                    852,400   Cognizant Technology Solutions Corp. (c)                               26,509,640
                                    1,078,800   Infosys Technologies Ltd.                                              43,628,442
                                                                                                                -----------------
                                                                                                                       70,138,082

Industrial Conglomerates - 3.4%     3,018,900   General Electric Co.                                                  115,593,681
                                      686,800   Textron, Inc.                                                          47,423,540
                                                                                                                -----------------
                                                                                                                      163,017,221

Internet & Catalog Retail - 1.6%      847,800   Amazon.com, Inc. (c)(e)                                                76,776,768

Internet Software &                 1,406,500   Akamai Technologies, Inc. (c)(e)                                       53,531,390
Services - 6.5%                     1,722,200   eBay, Inc. (c)                                                         57,745,366
                                      283,000   Google, Inc. Class A (c)                                              196,119,000
                                                                                                                -----------------
                                                                                                                      307,395,756

Life Sciences Tools &                 424,500   Covance, Inc. (c)(e)                                                   37,071,585
Services - 3.3%                     1,450,200   Thermo Fisher Scientific, Inc. (c)                                     83,589,528
                                      477,500   Waters Corp. (c)                                                       37,264,100
                                                                                                                -----------------
                                                                                                                      157,925,213

Machinery - 1.2%                      186,700   Deere & Co.                                                            32,075,060
                                      155,700   Flowserve Corp.                                                        14,649,813
                                      190,600   Terex Corp. (c)                                                        12,284,170
                                                                                                                -----------------
                                                                                                                       59,009,043

Media - 1.3%                        2,987,650   Comcast Corp. Class A (c)                                              61,366,331

Metals & Mining - 1.9%              1,110,000   Barrick Gold Corp.                                                     44,966,100
                                      442,000   Freeport-McMoRan Copper & Gold, Inc. Class B (e)                       43,727,060
                                                                                                                -----------------
                                                                                                                       88,693,160

Multiline Retail - 0.8%               396,400   J.C. Penney Co., Inc.                                                  17,489,168
                                      330,800   Target Corp.                                                           19,867,848
                                                                                                                -----------------
                                                                                                                       37,357,016

Oil, Gas &                            828,900   Consol Energy, Inc.                                                    49,137,192
Consumable Fuels - 1.0%

Pharmaceuticals - 4.9%              1,534,100   Abbott Laboratories                                                    88,226,091
                                    1,511,000   Merck & Co., Inc.                                                      89,692,960
                                    1,269,282   Teva Pharmaceutical Industries Ltd. (a)(e)                             56,648,056
                                                                                                                -----------------
                                                                                                                      234,567,107

Semiconductors & Semiconductor      2,702,500   Intel Corp.                                                            70,481,200
Equipment - 2.4%                    1,318,350   Nvidia Corp. (c)(e)                                                    41,580,759
                                                                                                                -----------------
                                                                                                                      112,061,959

Software - 5.7%                     1,543,500   Adobe Systems, Inc. (c)                                                65,043,090
                                    4,419,200   Microsoft Corp.                                                       148,485,120
                                    2,737,000   Oracle Corp. (c)                                                       55,232,660
                                                                                                                -----------------
                                                                                                                      268,760,870

Specialty Retail - 1.4%               249,400   Abercrombie & Fitch Co. Class A                                        20,460,776
                                      412,800   Best Buy Co., Inc.                                                     21,073,440
                                      424,700   GameStop Corp. Class A (c)                                             24,399,015
                                                                                                                -----------------
                                                                                                                       65,933,231

Textiles, Apparel & Luxury
Goods - 0.4%                          570,400   Coach, Inc. (c)                                                        21,184,656

Tobacco - 1.8%                      1,071,800   Altria Group, Inc.                                                     83,128,808

Wireless Telecommunication            530,600   China Mobile (Hong Kong) Ltd. (a)                                      48,634,796
Services - 1.0%

                                                Total Common Stocks
                                                (Cost - $3,575,145,103) - 98.0%                                     4,643,965,353


                                   Beneficial
                                     Interest   Short-Term Securities                                                    Value
                                 $ 82,029,273   BlackRock Liquidity Series, LLC
                                                  Cash Sweep Series, 4.75% (b)(d)                               $      82,029,273
                                  607,647,534   Black Rock Liquidity Series, LLC
                                                  Money Market Series, 4.85% (b)(d)(f)                                607,647,534

                                                Total Short-Term Securities
                                                (Cost - $689,676,807) - 14.5%                                         689,676,807

                                    Number of
                                    Contracts   Options Purchased
Call Options Purchased                  2,494   Abercrombie & Fitch Co. Class A, expiring January
                                                  2008 at $75                                                           2,356,830
                                        4,128   Best Buy Co., Inc., expiring January 2008 at $47.5                      1,940,160
                                        5,704   Coach, Inc., expiring January 2008 at $35                               2,167,520
                                       27,170   General Electric Co., expiring January 2008 at $35                     10,120,825
                                        3,964   J.C. Penney Co., Inc., expiring January 2008 at $47.5                     743,250
                                        3,308   Target Corp., expiring January 2008 at $57.5                            1,852,480
                                       28,576   Yahoo! Inc., expiring January 2008 at $35                                 500,080

                                                Total Options Purchased
                                                (Premiums Paid - $21,940,222) - 0.4%                                   19,681,145

                                                Total Investments Before Options Written
                                                (Cost - $4,286,762,132*) - 112.9%                                   5,353,323,305

                                                Options Written
Call Options Written                    4,988   Abercrombie & Fitch Co. Class A, expiring January
                                                  2008 at $80                                                         (3,067,620)
                                        5,063   Apple Computer, Inc., expiring January 2008 at $150                  (18,416,663)
                                        8,256   Best Buy Co., Inc., expiring January 2008 at $50                      (2,559,360)
                                       11,408   Coach, Inc., expiring January 2008 at $37.5                           (2,623,840)
                                        1,890   General Cable Corp., expiring February 2008 at $70                    (1,908,900)
                                       57,359   General Electric Co., expiring January 2008 at $37.5                 (10,381,979)
                                        7,928   J.C. Penney Co., Inc., expiring January 2008 at $50                     (911,720)
                                        6,616   Target Corp., expiring January 2008 at $60                            (2,679,480)

                                                Total Options Written
                                                (Premiums Received - $19,406,445) - (0.9%)                           (42,549,562)

                                                Total Investments, Net of Options Written
                                                (Cost - $4,267,355,687) - 112.0%                                    5,310,773,743
                                                Liabilities in Excess of Other Assets - (12.0%)                     (568,064,795)
                                                                                                                -----------------
                                                Net Assets - 100.0%                                             $   4,742,708,948
                                                                                                                =================




 * The cost and unrealized appreciation (depreciation) of investments, as of November 30, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                       $    4,287,491,247
                                         ==================
    Gross unrealized appreciation        $    1,120,738,749
    Gross unrealized depreciation              (54,906,691)
                                         ------------------
    Net unrealized appreciation          $    1,065,832,058
                                         ==================

(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                Net                Interest
    Affiliate                                 Activity              Income

    Black Rock Liquidity Series, LLC
     Cash Sweep Series                   $      7,209,202       $     1,292,469
    Black Rock Liquidity Series, LLC
     Money Market Series                 $  (375,464,716)       $       372,004

(c) Non-income producing security.

(d) Represents the current yield as of November 30, 2007.

(e) Security, or a portion of security, is on loan.

(f) Security was purchased with the cash proceeds from securities loans.

 o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 -   Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Fundamental Growth Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Fundamental Growth Fund, Inc.


Date: January 16, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Fundamental Growth Fund, Inc.


Date: January 16, 2008


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Fundamental Growth Fund, Inc.


Date: January 16, 2008